AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Principal Amount	General Obligation Bonds (4.5%)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Bowling Green, Kentucky
$ 500,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$ 321,410

	Lexington-Fayette Urban County, Kentucky
3,350,000	4.000%, 09/01/29	Aa2/AA/NR	3,350,503

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	461,243

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	843,626
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	872,967

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	531,341
	Total General Obligation Bonds		6,381,090

	Revenue Bonds (90.1%)
	State Agency (21.1%)
	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,015,820

	Kentucky Rural Water Finance Corp.
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/AA-/NR	255,130
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/AA-/NR	290,212
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/AA-/NR	245,174
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/AA-/NR	315,243
175,000	4.000%, 02/01/28 Series 2012C	NR/AA-/NR	175,065
100,000	4.000%, 02/01/29 Series 2012C	NR/AA-/NR	100,036
120,000	4.000%, 02/01/26 Series 2012F	NR/AA-/NR	120,046
125,000	4.000%, 02/01/27 Series 2012F	NR/AA-/NR	125,048
130,000	4.000%, 02/01/28 Series 2012F	NR/AA-/NR	130,048
140,000	4.000%, 02/01/29 Series 2012F	NR/AA-/NR	140,050
265,000	2.000%, 02/01/35 Series 2020I	NR/AA-/NR	209,297
475,000	2.000%, 02/01/36 Series 2020I	NR/AA-/NR	367,451
280,000	2.000%, 02/01/37 Series 2020I	NR/AA-/NR	208,956
615,000	3.000%, 08/01/31 Series 2021D	NR/AA-/NR	577,670
625,000	3.000%, 08/01/32 Series 2021D	NR/AA-/NR	580,144
580,000	3.000%, 08/01/33 Series 2021D	NR/AA-/NR	535,630

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,280,870

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	State Agency (continued)
	Kentucky State Property and Buildings Commission
$3,000,000	5.000%, 08/01/33 Project 108	A1/A/AA-	$3,028,890
5,000,000	5.000%, 08/01/32 Project 110	A1/A/AA-	5,050,800
2,040,000	5.000%, 11/01/27 Project 112	A1/A/AA-	2,111,747
1,425,000	5.000%, 11/01/28 Project 112	A1/A/AA-	1,472,852
2,500,000	5.000%, 02/01/31 Project 112	A1/A/AA-	2,559,475
1,400,000	4.000%, 10/01/30 Project 114	A1/A/AA-	1,421,014
1,000,000	5.000%, 04/01/29 Project 115	A1/A/AA-	1,038,840
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/AA-	2,074,780
500,000	5.000%, 05/01/36 Project 117	A1/NR/AA-	521,145
1,015,000	5.000%, 05/01/25 Project 119	A1/A/AA-	1,028,286
1,750,000	4.000%, 11/01/37 Project 122A	A1/NR/AA-	1,753,080
	Total State Agency		29,732,799

	Airports (3.0%)
	Louisville, Kentucky Regional Airport Authority
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,325,628
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	1,895,644
	Total Airports		4,221,272

	City (1.4%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	641,940
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	647,592
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	643,553
	Total City		1,933,085

	City & County (0.6%)
	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	852,460

	Excise Tax (1.2%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,648,210

	Healthcare (2.8%)
	City of Ashland, Kentucky, Medical Center (King’s Daughter)
1,000,000	4.000%, 02/01/36 Series 2016A	A3/A-/A	966,590
2,600,000	3.000%, 02/01/40 Series 2019 AGMC Insured	A1/AA/A	2,216,448

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/AA-/NR	680,252
	Total Healthcare		3,863,290

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Higher Education (15.2%)
	Boyle County, Kentucky Educational Facilities Refunding (Centre College)
$2,050,000	5.000%, 06/01/28 Series 2017	A3/A/NR	$2,120,049
1,000,000	5.000%, 06/01/29 Series 2017	A3/A/NR	1,033,080

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,300,307
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	874,254

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	309,020

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
645,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	557,635

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	510,729
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	610,415

	Kentucky State University COP
300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	310,311
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	317,979
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	749,479

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Ba3/NR/NR	2,170,960

	Morehead State University, Kentucky General Receipts
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,005,140

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	1,862,192
1,230,000	3.000%, 09/01/35 Series 2022A	A1/NR/NR	1,129,792

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	829,135

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	996,690

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,364,819

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,161,727
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,183,748
	Total Higher Education		21,397,461

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Housing (2.1%)
	Kentucky Housing Corp. Multifamily (Churchill Park)
$3,000,000	4.650%, 05/01/25 144A	NR/NR/NR*	$3,000,930

	Local Public Property (6.5%)
	Jefferson County, Kentucky Capital Projects
1,605,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,606,412
1,050,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,050,882

	Kentucky Association of Counties Finance Corp. Financing Program
180,000	4.000%, 02/01/25	NR/AA-/NR	180,029
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	367,931
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	393,924
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	358,215
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	426,645
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	432,489
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,073,427

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 2021 First Series A	NR/AA-/NR	432,015
590,000	2.000%, 02/01/38 2021 First Series A	NR/AA-/NR	427,331
600,000	2.000%, 02/01/39 2021 First Series A	NR/AA-/NR	421,308
1,295,000	4.000%, 02/01/34 2023 First Series A	NR/AA-/NR	1,322,584
730,000	3.000%, 02/01/41 2020 Series F	NR/AA-/NR	612,295
	Total Local Public Property		9,105,487

	School Building (23.8%)
	Adair County, Kentucky School District Finance Corp.
1,495,000	4.250%, 09/01/36 Series 2023	A1/NR/NR	1,543,333

	Anderson County, Kentucky School District Finance Corp.
1,015,000	4.125%, 02/01/32 Series 2023	A1/NR/NR	1,038,558

	Beechwood, Kentucky Independent School District Finance Corp.
645,000	4.000%, 08/01/31 Series 2022	A1/NR/NR	655,739

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	731,535

	Campbellsville, Kentucky Independent School District Finance Corp.
870,000	4.000%, 08/01/36 Series 2023	A1/NR/NR	873,993

	Christian County, Kentucky School District Finance Corp.
2,000,000	4.000%, 10/01/37 Series 2023 AGMC Insured	A1/AA/NR	2,064,840

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,030,720

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	School Building (continued)
	Hopkins County, Kentucky School District Finance Corp.
$1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	$1,071,240

	Jefferson County, Kentucky School District Finance Corp.
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,085,041
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,002,040

	Johnson County, Kentucky School District Finance Corp.
1,080,000	4.000%, 04/01/32 Series 2023	A1/NR/NR	1,116,191

	Kenton County, Kentucky School District Finance Corp.
2,040,000	3.000%, 02/01/31 Series 2022	A1/NR/NR	1,931,860
1,080,000	4.000%, 08/01/37 Series 2023A	A1/NR/NR	1,094,526

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,124,208

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	579,606
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	619,551

	Madison County, Kentucky School District Finance Corp. School Building
1,460,000	4.000%, 02/01/38 Series 2024	Aa3/NR/NR	1,478,892

	Powell County, Kentucky School District Finance Corp. School Building
1,235,000	4.000%, 02/01/39 Series 2024	A1/NR/NR	1,208,275

	Pulaski County, Kentucky School District Finance Corp. School Building
1,510,000	4.125%, 06/01/34 Series 2023	A1/NR/NR	1,547,765

	Scott County, Kentucky School District Finance Corp. School Building
1,000,000	4.000%, 02/01/32	Aa3/NR/NR	1,026,390

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,236,544
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,471,061
	Total School Building		33,531,908

	Student Loan (2.4%)
	Kentucky Higher Education Student Loan
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	610,218
85,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	81,665
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	771,863
1,000,000	5.000%, 06/01/28 Senior Series 2021A-1 AMT	NR/A/A	1,029,150
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	364,879
500,000	4.000%, 06/01/37 Senior Series 2023A-1 AMT	NR/A/NR	480,465
	Total Student Loan		3,338,240

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Principal Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Turnpike/Highway (5.7%)
	Kentucky State Turnpike Authority
$4,030,000	5.000%, 07/01/30 Series A	Aa3/A/AA-	$4,082,390
2,925,000	5.000%, 07/01/33 Series B	Aa3/A/NR	3,002,162
900,000	5.000%, 07/01/28 Series 2022B	Aa3/NR/NR	962,784
	Total Turnpike/Highway		8,047,336

	Utilities (4.3%)
	Boone County, Kentucky Pollution Control
1,000,000	3.700%, 08/01/27 Series 2008A	Baa1/BBB+/NR	988,600

	Carroll County, Kentucky Environmental Facilities
2,000,000	3.375%, 02/01/26 Series 2018A AMT	A1/A/NR	1,947,720

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	1,925,606

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A1/AA/NR	1,246,347
	Total Utilities		6,108,273
	Total Revenue Bonds		126,780,751

	Pre-Refunded Bonds (1.4%)††
	Pre-Refunded Revenue Bonds (1.4%)
	State Agency (1.4%)
	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,004,360
	Total Municipal Bonds (cost $141,747,820)		135,166,201

Shares	Short-Term Investment (3.2%)
4,527,960	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%** (cost $4,527,960)	Aaa-mf/AAAm/NR	4,527,960

	Total Investments (cost $146,275,780 - note b)	99.2%	139,694,161
	Other assets less liabilities	0.8	1,108,812
	Net Assets	100.0%	$140,802,973

Portfolio Distribution By Quality Rating	Percent of Investments†

Pre-refunded bonds††	1.5%
Aa of Moody’s or AA of S&P or Fitch	59.5
A of Moody’s or S&P or Fitch	34.5
Baa of Moody’s or BBB of S&P	0.7
Ba3 of Moody’s	1.6
Not Rated*	2.2
100.0%

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $3,000,930 or 2.1% of net assets.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $146,275,780 amounted to of $6,581,619, which consisted of aggregate gross unrealized appreciation of $192,016 and aggregate gross unrealized depreciation of $6,773,635.
(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,527,960
Level 2 – Other Significant Observable Inputs- Municipal Bonds	135,166,201
Level 3 – Significant Unobservable Inputs	–
Total	$139,694,161
+See schedule of investments for a detailed listing of securities.